Prepaid Forward Gold Contract Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Forward Gold Contract Liability [Abstract]
Schedule of company is obligated to deliver gold
Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

Schedule of related contract expense
	March 31,	December 31,
	2023	2022
Total ounces to be delivered	31,027	26,839
Contractual payment per ounce in lieu of delivery	$500	$500
Amount due in lieu of gold deliveries	$15,513,500	$13,419,500

	Three months ended March 31,
	2023	2022
Prepaid forward gold contract liability balance at beginning of period	$5,841,383	$10,263,438
Forward gold contract balance associated with ounces to be delivered during period	883,334	576,444
Reduction in prepaid forward gold contract liability balance	(2,094,000)	(1,366,500)
Prepaid forward gold contract liability balance at end of period	$4,630,717	$9,473,382

	December 31,	December 31,
	2022	2021
Total ounces to be delivered	26,839	11,542
Contractual payment per ounce in lieu of delivery	$500	$500
Amount due to PDK	$13,419,500	$5,771,000

	2022	2021
Prepaid forward gold contract liability balance at beginning of year	$10,263,438	$13,600,000
Forward gold contract balance associated with ounces to be delivered during period	3,226,445	2,434,438
Reduction in prepaid forward gold contract liability balance	(7,648,500)	(5,771,000)
Prepaid forward gold contract liability balance at end of year	$5,841,383	$10,263,438

Schedule of royalties, upside participation and interest payable
	March 31,	December 31,
	2023	2022
Royalties payable	$625,370	$585,536
Royalties withholding payable	32,917	30,820
Upside participation payable	2,391,643	2,226,735
Subtotal	3,049,930	2,843,091
Accrued interest, prepaid forward gold contract	925,358	640,742
Total	$3,975,288	$3,483,833

	December 31,
	2022	2021
Royalties payable	$585,536	$403,388
Royalties withholding payable	30,820	23,396
Upside participation payable	2,226,735	1,550,849
Accrued interest, prepaid forward gold contract	640,742	120,989
Subtotal	$3,483,833	$2,098,622